Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Taxes
Effective income tax rate (as a percent)	36.20%	37.00%	36.20%	36.70%
Uncertain tax positions
Liabilities for uncertain tax positions	$ 0		$ 0		$ 0	$ 0